UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American High-Income Municipal Bond Fund®
Investment portfolio

April 30, 2008
unaudited

Bonds & notes — 94.00%	Principal amount (000)	Market value (000)

ALABAMA — 0.46%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.25% 2009	$2,215	$2,238
Health Care Auth. of the City of Huntsville, Series 2007-A Bonds, 2.931% 2032[1]	2,000	1,420
Special Care Fac. Fncg. Auth. of the City of Huntsville — Carlton Cove, Retirement Fac. Rev. Bonds
(Carlton Cove, Inc. Project), Series 2001, 8.125% 2031[2]	5,750	2,567
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Mead Coated Board Project), Series 2002-A, AMT, 6.35% 2035	3,000	2,971
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds,
Series 2006-A, 5.00% 2021	1,000	1,015
		10,211

ALASKA — 1.25%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), First Series 2006,
Subseries A-2, AMT, 4.60% 2022	9,090	8,574
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, MBIA insured, 5.50% 2037	4,325	4,388
Industrial Dev. and Export Auth., Community Provider Rev. Bonds
(Boys and Girls Home and Family Services, Inc. Project), Series 2007-C, 5.875% 2027	2,260	2,035
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT, MBIA insured, 5.50% 2010	1,775	1,830
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2000, 6.20% 2022 (preref. 2010)	1,145	1,200
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001, 5.375% 2021 (preref. 2011)	7,625	8,054
Student Loan Corp., Education Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2014	1,500	1,574
		27,655

ARIZONA — 2.50%
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.70% 2027	470	432
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.80% 2032	1,005	908
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 2022	8,000	6,872
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037	6,000	4,745
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 3.43% 2042 (put 2015)[1]	6,000	5,594
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 3.28% 2042 (put 2015)[1]	5,000	4,686
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 2.677% 2037[1]	5,000	3,725
Industrial Dev. Auth. of the County of Navajo, Rev. Bonds (Stone Container Corp. Project),
Series 1997, AMT, 7.20% 2027	3,600	3,292
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	3,883	3,722
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project),
Series 2007, AMT, 6.55% 2037	14,500	13,506
Industrial Dev. Authorities of the County of Pima and the City of Tucson, Joint Single-family Mortgage Rev. Bonds,
Series 2007-A-1, AMT, 5.10% 2038	3,000	2,918
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	4,029
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	624
		55,053

ARKANSAS — 0.23%
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center), Series 2005-B, 5.00% 2013	2,465	2,543
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center), Series 2005-B, 5.00% 2019	2,635	2,615
		5,158

CALIFORNIA — 7.25%
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	3,500	3,513
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.80% 2011	1,330	1,385
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2020	1,015	956
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	3,000	3,108
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2003-C, 5.375% 2021	1,500	1,518
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	1,650	1,670
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.125% 2013	3,500	3,538
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.125% 2018	1,000	999
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes
Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	1,020
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	815	790
Capistrano Unified School Dist., Community Facs. Dist. No. 90-2 (Talega), Special Tax Bonds
(Improvement Area No. 2002-1), Series 2003, 6.00% 2033	1,210	1,206
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2025	1,165	1,079
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2030	2,675	2,405
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030	1,000	1,034
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillin Otay Ranch Village Seven),
Series 2005, 5.25% 2030	2,135	1,897
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	1,250	1,205
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	1,000	974
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,250	1,079
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2010	700	716
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2015	995	1,005
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	990	1,015
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	1,840	1,901
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024 (preref. 2009)	770	832
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,062
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,064
Various Purpose G.O. Bonds 5.25% 2038	1,000	1,026
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	1,000	1,002
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	1,700	1,866
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2007-A-1, 5.00% 2033	3,000	2,562
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	165	174
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	1,835	1,890
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	1,000	1,019
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2020	400	385
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1,
Special Tax Bonds (Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.375% 2036	1,000	771
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	954
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.25% 2028	1,750	1,566
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	1,330	1,543
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2004, 6.00% 2034 (preref. 2013)	2,000	2,309
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	3,000	2,991
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2023	2,430	2,387
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2018	4,990	5,128
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project),
Series 1997-E, AMT, 6.00% 2017	480	484
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands),
Series 2006, 5.25% 2026	990	879
Morongo Band of Mission Indians, California Enterprise Rev. Bonds (Indians Enterprise Casino Project),
Series B, 5.50% 2018	1,500	1,509
Morongo Band of Mission Indians, California Enterprise Rev. Bonds (Indians Enterprise Casino Project),
Series B, 6.50% 2028	5,250	5,296
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	1,000	892
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2048[3]	1,000	970
Municipal Fin. Auth., Rev. Ref. Bonds (BIOLA University), Series 2008-A, 5.875% 2034	1,000	999
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds,
Series 2005, 5.00% 2022	1,000	926
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	2,000	1,736
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2020	4,815	2,732
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2021	4,145	2,212
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-D, AMT, FGIC insured, 4.75% 2023	2,000	1,736
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, MBIA insured, 5.35% 2016	1,000	1,038
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project),
BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	1,000	936
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	1,000	975
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project),
Series 1998-A, AMT, 5.10% 2018 (put 2008)	1,000	1,000
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-A, AMT, 5.00% 2022	3,000	2,660
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.75% 2015	2,800	2,871
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2018	1,000	1,075
Quechan Indian Tribe, Fort Yuma, Governmental Project Bonds, 6.625% 2017[3]	3,000	2,950
Quechan Indian Tribe, Fort Yuma, Governmental Project Bonds, 7.00% 2027[3]	6,000	5,923
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2005, AMT, FSA insured, 5.00% 2017	1,120	1,147
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2023	1,040	963
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.70% 2024	1,000	980
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.85% 2035	2,000	1,862
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2035	1,200	1,041
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	1,000	886
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.125% 2014	250	254
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	504
Sacramento County Water Fncg. Auth., Rev. Bonds (Sacramento County Water Agcy. Zones 40 and
41 2007 Water System Project), Series 2007-B, FGIC insured, 2.611% 2034[1]	5,000	3,750
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	1,000	1,034
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.00% 2009	940	958
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	945	961
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, MBIA insured, 0% 2035	5,000	1,123
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 1999, 6.10% 2014	1,740	1,809
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 1999, 6.10% 2014 (preref. 2009)	325	348
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.50% 2011[3]	600	604
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 2016[3]	3,000	2,988
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[3]	2,700	2,607
Community Facs. Dist. No. 2002-1, Saugus Union School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	959
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	5,000	5,005
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
Series 1998-A-3, 5.10% 2025 (put 2010)	4,000	4,023
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2007, 5.00% 2047	4,000	3,297
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	1,440	1,399
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	1,295	1,248
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project),
Series 2007-A, 5.40% 2017	2,000	2,008
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2019	2,830	2,798
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	4,030	3,689
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,705
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.90% 2034	1,500	1,435
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds, Series 1998-A, 5.35% 2009	940	964
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	910	991
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2030	1,000	843
		159,526

COLORADO — 5.92%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds,
Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,159
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.80% 2017	1,500	1,381
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.95% 2022	4,110	3,567
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 5.00% 2026	2,500	2,069
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2010	250	258
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2013	595	611
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2014	355	363
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2018	600	584
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	3,644
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, Series 2006, 5.95% 2036	2,000	1,603
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	2,000	1,639
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.25% 2015	7,290	7,475
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.50% 2016	7,105	7,418
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.00% 2017	3,220	3,241
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012	500	512
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.25% 2032	17,000	12,437
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.75% 2032	1,000	786
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2007-B, 3.161% 2033[1]	5,000	3,475
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019	3,500	3,560
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Brighton Charter School Project),
Series 2006, 6.00% 2036	1,700	1,437
Educational and Cultural Facs. Auth., Rev. Bonds (Cerebral Palsy of Colorado Project), Series 2006-A, 6.25% 2036	2,550	2,379
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016	385	412
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2002, 5.90% 2027	1,830	1,870
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2024	3,880	3,903
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2036	1,850	1,751
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016 (preref. 2010)	615	688
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2026	2,100	1,935
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2037	2,750	2,441
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	1,000	1,002
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,348
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,150	1,167
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,476
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	2,058
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	12,500	10,428
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-2, AMT, 7.00% 2026	15	15
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2003, 8.00% 2025	8,500	8,978
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2005, 8.125% 2025	5,000	5,025
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and Improvement Bonds,
Series 2001, 7.75% 2026 (preref. 2011)	2,750	3,197
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
Series 2001, 7.25% 2031 (preref. 2011)	995	1,128
North Range Metropolitan Dist. No. 2 (Adams County), Limited Tax G.O. Bonds, Series 2007, 5.50% 2027	500	434
North Range Metropolitan Dist. No. 2 (Adams County), Limited Tax G.O. Bonds, Series 2007, 5.50% 2037	1,750	1,459
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	2,750	2,368
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds
(Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026 (preref. 2011)	7,155	8,201
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	1,250	1,009
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax),
Series 2007, 5.20% 2036	1,225	1,037
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds,
Series 2006, 5.75% 2036	1,190	928
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031 (preref. 2009)	3,980	4,186
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Ref. Bonds, Series 2006-B, 6.625% 2040	2,250	2,084
		130,126

CONNECTICUT — 1.22%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	1,375	1,382
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project),
Series 1993-B, AMT, 5.95% 2028	1,500	1,478
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program),
Series 2005-A, AMT, MBIA insured, 4.25% 2019	825	779
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-A, 5.50% 2036[3]	1,500	1,331
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.60% 2009[3]	1,000	1,020
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.75% 2018[3]	3,000	3,006
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 5.375% 2011	770	784
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.00% 2016	6,100	6,173
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2021	3,000	2,980
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2031	2,000	1,937
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.50% 2013	1,680	1,722
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	5,000	4,212
		26,804

DELAWARE — 0.09%
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2006-C, AMT, 6.25% 2037	1,000	1,046
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	1,000	1,019
		2,065

FLORIDA — 15.32%
Alachua County Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project),
Series 2007-A, 2.931% 2037[1]	1,500	1,088
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project),
Series 2007-A, 5.625% 2022	1,000	930
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project),
Series 2007-A, 5.75% 2026	5,000	4,557
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project),
Series 2007-A, 5.875% 2042	4,500	3,996
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project),
Series 2006-B, 5.25% 2016	3,685	3,267
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project),
Series 2006-B-2, 5.10% 2016	2,145	1,882
Ave Maria Stewardship Community Dist. (Collier County), Bond Anticipation Bonds, Series 2006, 4.80% 2012	3,000	2,765
Ave Maria Stewardship Community Dist. (Collier County), Capital Improvement Rev. Bonds,
Series 2006-A, 5.125% 2038	2,000	1,509
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	1,600	1,417
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,334
Beacon Lakes Community Dev. Dist. (Miami-Dade County), Special Assessment Completion Bonds,
Series 2007-A, 6.00% 2038	2,000	1,710
Beacon Lakes Community Dev. Dist. (Miami-Dade County), Special Assessment Completion Bonds,
Series 2007-B, 6.20% 2038	1,500	1,285
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.00% 2014	640	665
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.25% 2033	1,960	1,990
Belmont Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2006-B, 5.125% 2014	995	895
Boynton Village Community Dev. Dist. (City of Boynton Beach), Special Assessment Bonds,
Series 2007-A-2, 6.00% 2038	1,500	1,282
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects Loan Program —
Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032 (preref. 2012)	3,400	4,090
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects Loan Program —
Glenridge on Palmer Ranch Project), Series 2002-B, 7.625% 2032 (preref. 2009)	2,470	2,597
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	3,510	3,521
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2005-A, 6.125% 2036	4,490	4,043
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2007-A, 6.00% 2038	5,715	4,993
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	555	532
Connerton West Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 5.125% 2016	2,500	2,209
Crosscreek Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2007-A, 5.60% 2039	1,500	995
Crosscreek Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2007-B, 5.50% 2017	3,400	2,717
East Homestead Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2006-B, 5.00% 2011	660	627
Board of Education, Public Education Capital Outlay Bonds, Series 2006-D, 5.00% 2030	2,000	2,056
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2006-A, AMT, 4.80% 2038	6,985	6,653
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	3,000	2,804
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2004-B, 5.125% 2009	325	320
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2007-B, 5.00% 2012	1,950	1,832
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031 (preref. 2010)	985	1,089
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	7,355	7,449
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project),
Series 2003-B, 5.50% 2010	450	444
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014	11,500	10,410
Grand Bay at Doral Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2007-B, 6.00% 2017	13,000	11,457
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2008-A, AMT, FSA insured, 5.25% 2018	2,000	2,035
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	930	981
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2009	75	75
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	1,165	1,162
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	4,340	4,337
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	1,280	1,035
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2011 (escrowed to maturity)	2,000	2,147
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2013 (preref. 2012)	3,535	3,821
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2016	1,200	1,249
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2018	2,000	2,043
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2018	3,000	3,098
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023	2,000	2,019
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2027	2,000	2,004
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	1,000	1,049
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2013	1,500	1,575
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2018	3,795	3,842
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2020	3,485	3,454
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.00% 2017	2,750	2,689
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 2027	4,000	3,907
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	2,000	2,001
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	775	813
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 2011	165	166
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2003-B, 5.40% 2008	285	284
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 5.60% 2037	930	743
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-B, 4.875% 2010	3,300	3,155
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	1,185	1,139
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,850	2,249
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 2038	2,000	1,507
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2011	7,250	6,752
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2022	2,235	2,230
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2032	3,000	2,826
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project),
Series 2006, 5.40% 2037	1,000	783
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	3,250	2,590
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 5.00% 2013	3,245	2,979
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-A, 5.50% 2038	1,000	729
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-B, 5.20% 2015	3,000	2,576
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project),
Series 1997-A, 6.25% 2017	2,500	2,501
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	2,000	1,691
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,250	1,912
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	2,000	1,970
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	2,000	1,850
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	12,425	10,798
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2016	4,535	4,607
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-A, 5.45% 2039	4,000	3,032
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-B, 5.25% 2014	2,750	2,454
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds, Series 2007-B, 5.60% 2014	4,255	3,954
Marion County Hospital Dist., Health System Ref. and Improvement Rev. Bonds (Munroe Regional Health System),
Series 2007, 5.00% 2022	1,100	1,102
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	2,875	2,991
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	4,755	4,785
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2001-A, 6.85% 2033 (preref. 2011)	2,080	2,325
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2004-1, 4.80% 2009	600	587
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2004-B, 5.00% 2009	130	128
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2004-A, 6.00% 2036	1,975	1,713
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2004, AMT, 4.00% 2018 (put 2009)	1,000	997
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, MBIA insured, 5.375% 2017	3,000	3,102
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	4,000	3,943
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project),
Series 2004-B, 6.50% 2037	2,000	1,812
Naturewalk Community Dev. Dist. (Walton County), Capital Improvement Rev. Bonds, Series 2007-A, 5.50% 2038	1,000	773
Naturewalk Community Dev. Dist. (Walton County), Capital Improvement Rev. Bonds, Series 2007-B, 5.30% 2016	1,970	1,744
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-A, 5.875% 2038	1,500	904
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Heron Bay Project),
Series 1997, 7.00% 2019	2,250	2,253
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	2,905	2,282
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Parkland Isles Project),
Series 1997-A, 7.00% 2019	1,000	1,001
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 5.85% 2013 (preref. 2009)	560	583
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	3,250	3,132
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	3,085	2,875
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
Series 2006, 5.70% 2037	3,780	3,057
Parker Road Community Dev. Dist. (Alachua County), Capital Improvement Rev. Bonds, Series 2007-A, 5.60% 2038	1,500	1,207
Parker Road Community Dev. Dist. (Alachua County), Capital Improvement Rev. Bonds, Series 2007-B, 5.35% 2015	2,000	1,813
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	1,000	957
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	2,040	1,950
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	2,360	2,510
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
Series 2003-B, 6.375% 2013	1,455	1,429
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	1,625	1,588
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	3,230	2,895
Seminole Tribe of Florida 5.75% 2022[3]	2,760	2,719
Seminole Tribe of Florida 5.50% 2024[3]	2,500	2,396
Seminole Tribe of Florida 5.25% 2027[3]	7,000	6,391
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.10% 2025	4,000	3,553
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.125% 2037	4,000	3,418
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.875% 2038	3,350	2,602
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	3,795	4,013
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	970	819
Split Pine Community Dev. Dist. (City of Jacksonville), Special Assessment Bonds, Series 2007-A, 5.25% 2039	3,000	2,397
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds,
Series 2000-B, 6.45% 2010	50	50
Stoneybrook South Community Dev. Dist. (Osceola County), Special Assessment Rev. Bonds,
Series 2007-B, 5.45% 2015	6,250	5,643
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2007-B-1, 5.30% 2017	2,000	1,710
Tison’s Landing Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005-B, 5.00% 2011	2,000	1,874
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	995	818
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.45% 2023	2,000	1,969
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.65% 2040	2,000	1,957
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds,
Series 2005, 6.00% 2036	2,930	2,511
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	975	804
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,590	3,854
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	1,175	959
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
Series 2001-A, 6.95% 2033 (preref. 2011)	3,285	3,636
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	995	933
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	980	951
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	80	77
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010	20	20
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds,
Series 2007-A, 6.60% 2039	1,690	1,560
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds,
Series 2007-B, 6.55% 2015	3,910	3,768
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2),
Series 2005, 5.80% 2036	6,000	5,010
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Bonds,
Series 2006, 5.65% 2037	2,000	1,696
		336,769

GEORGIA — 1.90%
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014 (preref. 2011)	815	921
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024 (preref. 2011)	2,000	2,365
City of Atlanta, Tax Allocation Bonds (Eastside Project), Series 2005-A, AMT, 5.625% 2016	1,750	1,741
Clayton County, Tax Allocation Bonds (Ellenwood Project), Series 2008, 7.50% 2033	4,705	4,517
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	4,500	3,925
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	1,500	1,407
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	3,000	2,564
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2037	3,500	2,813
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2018	2,000	1,920
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	1,000	951
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2022	5,000	4,573
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	2,000	1,912
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	945
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2028	1,395	1,298
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2008-A, 6.00% 2022	2,500	2,490
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2008-A, 6.25% 2028	4,000	3,981
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	2,750	2,341
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	1,375	1,097
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 6.00% 2012 (escrowed to maturity)	40	45
		41,806

GUAM — 0.05%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	991

IDAHO — 1.32%
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-H-2, AMT, 5.40% 2010	115	117
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-I-2, AMT, 5.55% 2010	65	66
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-B-2, AMT, 5.20% 2011	110	112
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-B-2, AMT, 5.00% 2013	240	242
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-D-3, AMT, 5.15% 2013	240	242
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-G, AMT, 5.75% 2014	130	132
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-B, Class III, AMT, 5.75% 2020	1,030	1,062
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	730	732
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-F, Class III, AMT, 5.30% 2021	950	946
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-C, Class III, AMT, 5.50% 2021	910	920
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022	840	842
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	820	812
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	780	710
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	1,250	1,232
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	1,150	1,069
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-B, Class III, AMT, 5.40% 2024	1,740	1,720
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-B, Class III, AMT, 5.00% 2025	1,970	1,911
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	950	908
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-D, Class III, AMT, 4.90% 2026	1,205	1,153
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-F, Class III, AMT, 5.00% 2026	1,175	1,132
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-D, Class III, AMT, 5.20% 2027	3,155	3,134
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-F, Class III, AMT, 4.80% 2028	1,400	1,368
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-A, Class III, AMT, 4.85% 2028	2,195	2,100
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	875	788
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	2,000	1,945
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-E-1, Class III, AMT, 4.85% 2028	2,650	2,553
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-J, Class III, AMT, 5.00% 2028	1,190	1,149
		29,097

ILLINOIS — 6.06%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1,
Special Tax Bonds (Forest City Project), Series 2005, 5.90% 2027	6,000	5,850
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2000-B, 4.75% 2030 (put 2014)	1,000	1,023
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2001-C, AMT, AMBAC insured, 5.50% 2015	4,030	4,150
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2001-E, AMT, AMBAC insured, 5.50% 2016	1,170	1,196
City of Chicago, Special Assessment Improvement Bonds (Lakeshore East Project), Series 2002, 6.75% 2032	2,000	2,025
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project),
Series 2006, 5.85% 2026	500	483
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.40% 2016	550	530
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.625% 2036	3,650	3,147
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,000	939
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,000	889
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2036	3,500	2,947
Fin. Auth., Rev. Bonds (Alexian Brothers Health System), Series 2008, 5.50% 2038	4,500	4,403
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	295	298
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	2,250	2,118
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	9,000	8,226
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, 5.00% 2026	2,000	2,020
Fin. Auth., Rev. Bonds (Landing at Plymouth Place Project), Series 2005-A, 6.00% 2037	2,500	2,264
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2027	3,490	3,525
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2037	2,000	1,974
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2042	5,725	5,633
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2027	1,000	930
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2037	3,000	2,698
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2042	2,000	1,784
Fin. Auth., Rev. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	2,000	1,876
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,000	925
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	2,000	1,771
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 5.75% 2014 (preref. 2009)	750	778
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.00% 2020 (preref. 2009)	1,000	1,040
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	3,000	2,685
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	3,500	2,999
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,036
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	1,000	968
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008	1,500	1,515
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,368
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	3,000	2,524
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	5,500	5,241
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	5,000	4,330
Village of Hampshire (Kane County), Special Service Area Number 13, Special Tax Bonds (Tuscany Woods Project),
Series 2007, 5.75% 2037	5,000	4,111
Village of Hampshire (Kane County), Special Service Area Number 16,
Special Tax Bonds (Crown Dev. Projects — Prairie Ridge West), Series 2007-A, 6.00% 2046	3,230	2,719
Village of Hampshire (Kane County), Special Service Area Number 18,
Special Tax Bonds (Crown Dev. Projects — Tamms Farm), Series 2007-A, 6.00% 2044	1,210	1,021
Village of Hampshire (Kane County), Special Service Area Number 19,
Special Tax Bonds (Crown Dev. Projects — Prairie Ridge East), Series 2007-A, 6.00% 2046	3,000	2,526
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2014	1,500	1,519
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	500	503
Health Facs. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2002, 6.25% 2017	5,000	5,343
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran Hillside Village Project),
Series 2001-A, 7.375% 2031 (preref. 2011)	500	574
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022 (preref. 2012)	1,000	1,113
Housing Dev. Auth., Housing Bonds (Sunrise Apartments), Series 2006-D, AMT, 4.85% 2026	1,915	1,780
Housing Dev. Auth., Housing Bonds (Sunrise Apartments), Series 2006-D, AMT, 5.00% 2042	1,665	1,494
Housing Dev. Auth., Housing Bonds, Series G, 4.20% 2015	1,135	1,146
Housing Dev. Auth., Housing Bonds, Series G, 4.30% 2016	445	451
Housing Dev. Auth., Housing Bonds, Series G, 4.55% 2021	825	803
Housing Dev. Auth., Housing Bonds, Series G, 4.80% 2032	1,000	943
Housing Dev. Auth., Multi-family Housing Rev. Bonds (GNMA Collateralized — Lifelink Developments),
Series 2006, AMT, 4.70% 2026	5,480	5,513
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,850	1,789
Village of Manhattan (Will County), Special Service Area Number 2007-6,
Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022	2,450	2,346
Village of Manhattan (Will County), Special Service Area Number 2007-6,
Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 6.125% 2040	5,000	4,318
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Bonds (Lakewood Creek Project),
Series 2001, 7.75% 2030 (preref. 2011)	3,775	4,322
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	986	897
		133,339

INDIANA — 2.45%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2028	2,055	1,843
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2032	1,000	874
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	1,000	1,022
City of Fort Wayne, Pollution Control Rev. Ref. Bonds (General Motors Corp. Project), Series 2002, 6.20% 2025	3,375	2,818
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2036	2,500	2,353
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2039	500	470
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	5,220	5,220
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	4,000	3,729
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	7,750	6,809
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,000	1,071
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2019 (preref. 2012)	3,450	3,550
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project),
Series 1995-A, AMT, 6.50% 2031[2]	3,500	315
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	12,800	12,197
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2004-I, AMT, MBIA insured, 5.25% 2014	2,000	2,085
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2015	2,000	2,046
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2016	2,000	2,034
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2026	230	217
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2038	500	449
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021	1,375	1,306
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037	4,000	3,518
		53,926

IOWA — 1.10%
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2047	2,075	1,777
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2037	2,500	2,433
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2042	5,000	4,816
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	1,000	1,062
Fin. Auth., Single-family Mortgage Bonds, Series 2006-E, AMT, 5.50% 2036	1,420	1,436
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Waldorf College Project), 7.375% 2019 (preref. 2010)	9,245	10,373
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	2,000	2,171
		24,068

KANSAS — 0.40%
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.125% 2017	1,200	1,130
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	1,500	1,263
City of Manhattan, Health Care Fac. Rev. Bonds (Meadowlark Hills Retirement Community),
Series 2007-B, 5.125% 2042	1,000	814
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	2,705	2,366
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.),
Series 2006, 4.625% 2031	1,500	1,371
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	1,855	1,787
		8,731

KENTUCKY — 0.40%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.60% 2008	1,000	999
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.80% 2012	1,000	994
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.85% 2017	7,000	6,762
		8,755

LOUISIANA — 3.19%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	3,000	3,014
Colonial Pinnacle Community Dev. Dist., Special Assessment Bonds, Series 2008, 7.00% 2037	4,000	3,953
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	5,000	4,857
Village of Hodge, Combined Utility System Rev. Ref. Bonds (Stone Container Corp. Project),
Series 2003, AMT, 7.45% 2024	4,000	3,781
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2007, 6.75% 2032	13,000	12,809
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	2,500	2,543
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	1,000	945
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2026	2,875	2,834
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	20,750	19,166
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	16,835	16,327
		70,229

MAINE — 0.79%
Fin. Auth., Rev. Obligation Securities, Point Lookout Issue, Series 2008, 9.875% 2017[4,5]	15,000	15,094
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 4.65% 2016	1,500	1,406
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.50% 2019 (preref. 2009)	850	878
		17,378

MARYLAND — 1.48%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,710	2,334
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,000	1,792
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	990	1,062
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	1,000	960
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-B, 5.875% 2039	1,500	1,383
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	2,260	2,337
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	970	1,121
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,500	3,523
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	985	947
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	7,000	6,177
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2012	1,000	1,039
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	2,590	2,771
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	2,000	2,015
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds
(GNMA Collateralized — Langley Gardens Apartments Project), Series 1997-A, 5.75% 2029	1,000	1,008
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,840
Prince George’s County, Special Obligation Bonds (Woodview Village Phase II Subdistrict),
Series 2002, 7.00% 2032 (preref. 2012)	1,911	2,237
		32,546

MASSACHUSETTS — 1.38%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project),
Series 1999-B, AMT, 6.90% 2029 (put 2009)	1,000	1,041
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,400	1,314
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Tax-Exempt Series 1999, 5.625% 2019	800	775
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Tax-Exempt Series 1999, 5.625% 2029	4,150	3,610
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2018	1,000	909
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2027	2,500	2,184
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2035	3,000	2,620
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2042	2,000	1,734
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.60% 2022	5,000	4,440
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.70% 2027	10,000	8,691
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,000	1,072
Housing Fin. Agcy., Housing Bonds, Series 2006-D, AMT, 4.625% 2026	2,025	1,853
		30,243

MICHIGAN — 1.67%
Econ. Dev. Corp. of the County of Delta, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002-A, 6.25% 2027 (preref. 2012)	2,000	2,240
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center), Series 1998-A, 5.00% 2008	710	710
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	1,500	1,403
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	2,750	2,353
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.25% 2014	405	410
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 5.00% 2016	445	465
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.00% 2017	460	445
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.10% 2018	480	463
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-P, AMT, AMBAC insured, 4.50% 2017	5,000	4,858
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	3,000	2,951
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.95% 2026	2,500	2,385
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.125% 2018	1,550	1,455
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2026	1,000	992
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013	1,000	1,010
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014	790	791
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,500	1,539
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2007-B, AMT, FSA insured, 4.95% 2044	8,000	7,256
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.375% 2026	1,250	1,108
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2010	1,330	1,375
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2017	2,425	2,470
		36,679

MINNESOTA — 0.20%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	2,900	2,988
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds
(HealthPartners Obligated Group Project), Series 2003, 5.25% 2009	1,250	1,284
		4,272

MISSISSIPPI — 0.34%
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-1, 5.00% 2024	2,500	2,513
Hospital Equipment and Facs. Auth., Rev. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	5,000	4,961
		7,474

MISSOURI — 1.89%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2019	2,885	2,780
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	1,765	1,759
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds,
Series 2006-A, 4.65% 2017	2,075	1,923
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (St. Luke’s Episcopal — Presbyterian Hospitals),
Series 2006, 5.00% 2018	1,600	1,643
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (St. Luke’s Episcopal — Presbyterian Hospitals),
Series 2006, 5.00% 2019	2,000	2,034
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.25% 2012	2,515	2,687
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	3,000	2,639
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2026	5,000	4,421
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2032	3,500	2,920
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, FSA insured, 5.00% 2027	5,490	5,325
Industrial Dev. Auth. of the City of St. Louis, Tax Increment Rev. Ref. Bonds (Southtown Redev. Project),
Series 2006, 5.125% 2026	1,250	1,180
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds
(Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	8,726
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road),
Series 2002, 7.20% 2033	3,300	3,427
		41,464

MONTANA — 0.23%
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.00% 2025	1,250	1,189
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.125% 2036	2,100	1,989
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	1,950	1,982
		5,160

NEBRASKA — 0.39%
Educational Fin. Auth., Rev. and Ref. Bonds (Concordia University Project), Series 2007, 5.00% 2037	1,840	1,584
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	2,865	2,912
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	4,105	4,186
		8,682

NEVADA — 2.57%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), AMT, 3.25% 2031 (put 2009)	2,000	2,009
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
Series 1999, 7.50% 2019 (preref. 2009)	4,150	4,548
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	1,000	815
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.125% 2011	965	997
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.40% 2014	1,170	1,208
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.50% 2015	920	950
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.875% 2021	2,375	2,431
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds,
Series 2003, 5.60% 2013	985	980
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds,
Series 2003, 5.75% 2014	985	979
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds,
Series 2003, 6.375% 2023	3,320	3,172
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026 (preref. 2008)	225	228
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026 (preref. 2008)	775	787
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,755	1,929
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	245	269
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 5.25% 2031	4,000	3,895
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2018	1,115	774
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2019	1,395	944
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2014	725	693
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2017	995	905
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,500	1,676
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	8,475	5,283
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.75% 2013	1,640	1,675
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.90% 2018	965	969
Housing Division, Single-family Mortgage Bonds, Series 1999-B-1, 4.95% 2012	45	45
Housing Division, Single-family Mortgage Bonds, Series 1999-D-2, AMT, 5.90% 2013	45	46
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
Series 2004, 5.75% 2016	2,130	1,963
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B),
Local Improvement and Ref. Bonds, Series 2007, 5.875% 2021	1,000	953
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.25% 2037	5,000	4,709
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,769
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	2,375	2,008
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	6,995	6,999
		56,608

NEW HAMPSHIRE — 0.49%
Business Fin. Auth., Pollution Control Rev. Ref. Tax-Exempt Bonds (Public Service Co. of New Hampshire Project),
Series 1992-D, AMT, 6.00% 2021	2,000	1,953
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	1,018
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	5,000	4,877
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2020	1,200	1,235
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.00% 2027	1,715	1,676
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds, Series 1997-D, AMT, 5.60% 2012	100	102
		10,861

NEW JERSEY — 2.37%
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	1,500	1,578
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	5,500	5,791
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	2,750	2,907
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2031 (preref. 2014)	1,500	1,736
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2018	1,000	1,005
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2028	1,500	1,444
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.20% 2009	1,000	1,011
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.30% 2010	1,000	1,021
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018	1,000	1,003
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025	1,000	980
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
Series 2001-A, 7.25% 2031 (preref. 2011)	1,250	1,442
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
Series 2000-A, 8.25% 2030 (preref. 2010)	2,000	2,294
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	3,250	2,870
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.40% 2023	2,000	1,754
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2029	7,000	5,889
Housing and Mortgage Fin. Agcy., Multi-family Rev. Bonds, Series 2007-A, AMT, MBIA insured, 4.75% 2033	2,000	1,803
Housing and Mortgage Fin. Agcy., Multi-family Rev. Bonds, Series 2007-A, AMT, MBIA insured, 4.85% 2039	1,500	1,336
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	3,690	3,350
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	12,500	10,680
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2019	2,000	2,215
		52,109

NEW MEXICO — 0.54%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III),
Series 2001-A, 8.375% 2021	1,925	1,956
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II),
Series 2001-B, 8.875% 2021	4,870	4,947
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2002-C, AMT, 5.82% 2033	1,270	1,291
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,500	3,647
		11,841

NEW YORK — 3.64%
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 6.00% 2029 (put 2012)	2,000	2,184
Town of Hempstead Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Hofstra University Civic Fac.), Series 2003, 5.25% 2019	550	575
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.10% 2009	800	810
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 133, AMT, 6.00% 2032	895	927
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2006-C, AMT, 5.00% 2026	1,250	1,206
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.05% 2022	1,500	1,488
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.125% 2032	1,000	958
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.15% 2037	500	485
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	19,000	19,220
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	2,000	2,023
New York City Industrial Dev. Agcy., Rev. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project),
Series 1997, AMT, 6.20% 2022	2,835	2,817
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	8,000	7,780
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	7,000	7,007
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (JetBlue Airways Corp. Project),
Series 2006, AMT, 5.00% 2020	6,000	4,586
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (JetBlue Airways Corp. Project),
Series 2006, AMT, 5.125% 2030	5,480	3,781
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.00% 2013	3,000	3,102
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2014	1,535	1,625
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2015	4,500	4,770
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2016	2,000	2,115
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2020	2,000	2,064
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds (Solvay Paperboard LLC Project),
Series 1998, AMT, 6.80% 2014	1,200	1,214
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[3]	2,000	2,014
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[3]	5,685	5,059
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
(Peconic Landing at Southold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	2,122
		79,932

NORTH CAROLINA — 1.37%
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2004-A, MBIA insured, 7.88% 2019[1]	2,000	2,000
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	2,950	3,007
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	1,095
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-A, 5.20% 2010	1,000	1,029
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-A, 5.00% 2023	1,000	993
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014	1,000	1,028
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017	2,000	2,052
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026	1,000	1,049
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	2,075
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	1,500	1,546
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	1,750	1,861
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 23-A, AMT, 5.00% 2036	4,755	4,785
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 30-A, AMT, 5.50% 2039	1,000	1,013
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	2,230	2,133
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Southminster Project),
Series 2007-A, 5.75% 2037	2,000	1,980
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2020	1,000	1,053
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013	1,250	1,323
		30,022

NORTH DAKOTA — 0.13%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series B, AMT, 4.75% 2031	3,000	2,729
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018	220	222
		2,951

OHIO — 2.56%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	2,000	1,884
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	23,145	21,536
City of Centerville, Health Care Rev. Bonds (Bethany Lutheran Village Continuing Care Fac.Expansion Project),
Series 2007-A, 6.00% 2038	1,000	891
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.70% 2019	1,500	1,249
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2015	1,520	1,528
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2016	1,685	1,677
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,000	1,705
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.75% 2036	3,000	2,632
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.20% 2014	1,230	1,228
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.30% 2015	1,320	1,310
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-A, AMT, 5.50% 2036	2,250	2,294
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	4,000	3,997
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,075	1,156
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2018	1,020	1,038
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,090
City of Moraine, Solid Waste Disposal Rev. Bonds (General Motors Corp. Project), Series 1999, AMT, 5.65% 2024	1,940	1,529
Solid Waste Rev. Bonds (General Motors Corp. Project), Series 2002, AMT, 6.30% 2032	1,845	1,491
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022	335	347
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030	585	603
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022 (preref. 2010)	665	731
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power Project), Series 1998-A, AMT, 5.875% 2020	3,400	3,239
Water Dev. Auth., Solid Waste Rev. Bonds (Allied Waste North America, Inc. Project), Series 2007-A, AMT, 5.15% 2015	3,500	3,213
		56,368

OKLAHOMA — 0.42%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.30% 2016[3]	1,125	1,048
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.60% 2021[3]	1,500	1,302
Dev. Fin. Auth., Student Housing Rev. Bonds (Seminole State College Project), Series 2006, 5.125% 2036	650	605
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 1999-D-2, AMT, 7.10% 2026	1,165	1,190
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2021	500	471
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project),
Series 2000-A, 7.40% 2017 (preref. 2010)	1,000	1,123
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project),
Series 2000-A, 7.75% 2030 (preref. 2010)	1,000	1,130
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines Corp.), Ref.
Series 2000-B, AMT, 6.00% 2035 (put 2008)	2,500	2,489
		9,358

OREGON — 0.55%
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 4.875% 2008	550	548
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	8,165	7,335
Gilliam County, Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002, AMT, 5.25% 2029	5,000	4,198
		12,081

PENNSYLVANIA — 2.77%
Allegheny County Airport Auth., Airport Rev. Bonds (Pittsburgh International Airport), Ref.
Series 2002-B, AMT, FGIC insured, 5.00% 2017	2,500	2,477
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2012	1,915	1,856
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2013	3,000	2,876
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2017	8,500	7,840
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2028	5,500	4,580
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	2,250	2,200
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 5.10% 2027	1,500	1,273
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project),
Series 2007-A, 5.40% 2016	1,500	1,476
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project),
Series 2007-B, 6.00% 2036	5,500	5,089
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.875% 2038	1,000	964
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	3,345	3,433
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA insured, 5.70% 2009	565	562
McKean County Hospital Auth., Hospital Rev. Bonds (Bradford Hospital Project), Series 2005, ACA insured, 5.00% 2016	1,000	930
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	2,000	1,900
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.125% 2028	2,000	1,852
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.25% 2035	3,000	2,754
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2008, 7.00% 2036	2,000	2,006
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	1,000	1,034
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,562
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	4,000	3,922
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	685	684
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2007, 2.891% 2031[1]	2,500	1,813
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	3,075	2,660
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.50% 2015	1,200	1,166
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.875% 2032	1,400	1,271
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group),
Series 2000-B, 8.125% 2030 (preref. 2010)	1,500	1,712
		60,892

PUERTO RICO — 0.52%
Government Dev. Bank, Series 2006-C, AMT, 5.25% 2015	4,025	4,223
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	1,000	1,035
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series N, 5.25% 2016	2,760	2,833
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	1,000	1,046
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, AMBAC insured, 0% 2054	20,000	1,450
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC insured, 0% 2040	5,000	760
		11,347

RHODE ISLAND — 0.14%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021	130	137
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021 (preref. 2012)	870	976
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 55-B, AMT, 4.55% 2022	2,000	1,874
		2,987

SOUTH CAROLINA — 1.58%
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	3,045	2,759
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	1,000	835
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	2,015	1,649
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.00% 2013	2,040	2,179
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	1,345	1,401
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	3,105	3,587
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	395	455
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.25% 2026	2,000	1,721
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.30% 2035	2,750	2,250
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	6,000	6,082
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	9,750	9,822
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	2,000	2,007
		34,747

SOUTH DAKOTA — 0.06%
Education Loans Inc., Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010	1,205	1,231

TENNESSEE — 1.78%
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds (CDFI Phase I, LLC Project),
Series 2005-A, 5.00% 2015	2,800	2,813
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	2,500	2,432
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	1,600	1,528
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2019	2,000	1,890
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2006-1, AMT, 5.75% 2036	3,275	3,367
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds,
Series 1990-A, MBIA insured, 6.25% 2013	1,000	1,100
Industrial Dev. Board of Maury County, Multi-Modal Interchangeable Rate Pollution Control Rev. Ref. Bonds
(Saturn Corp. Project), Series 1994, 6.50% 2024	4,500	3,851
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	1,880	2,114
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	1,120	1,259
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,220	1,384
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	730	828
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2032 (preref. 2012)	2,000	2,269
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	2,000	2,118
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	4,994
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2024	5,000	4,866
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	2,500	2,410
		39,223

TEXAS — 7.09%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1990, AMT, 7.00% 2011	2,500	2,286
Alliance Airport Auth., Inc., Special Facs. Rev. Ref. Bonds (American Airlines, Inc. Project),
Series 2007, AMT, 5.25% 2029	2,000	1,163
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds,
Series 1999, AMT, 6.375% 2035	6,000	3,963
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds,
Series 2002, AMT, 8.25% 2036	4,580	3,812
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds,
Series 2000-A, AMT, 9.125% 2029	5,000	4,621
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds,
Series 2000-A, AMT, 8.50% 2029 (put 2008)	2,000	2,000
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds,
Series 2000-A, Subseries 2, AMT, 9.00% 2029 (put 2015)	5,655	5,374
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds,
Series 2007, AMT, 5.50% 2030	6,000	3,587
Angelina and Neches River Auth., Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, AMT, 5.375% 2015	5,000	4,988
Austin Convention Enterprises, Inc., Convention Center Hotel Rev. Ref. Bonds, Series 2006-B, 6.00% 2011	1,005	1,040
Austin Convention Enterprises, Inc., Convention Center Hotel Rev. Ref. Bonds, Series 2006-B, 6.00% 2012	630	655
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-C, AMT, 5.75% 2036 (put 2011)	7,680	7,175
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-B, AMT, 5.75% 2030 (put 2011)	3,745	3,499
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Inc. Project), Series 1999-A, 5.375% 2019	3,000	2,751
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project),
Series 2006-A, 5.625% 2026	1,000	876
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	1,150	985
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2037	1,850	1,525
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and Marketing Co. Project),
Series 1997-D, AMT, 5.125% 2009	2,250	2,275
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds,
Series 2001-A, AMT, FGIC insured, 5.625% 2011	1,000	1,042
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds,
Series 2001-A, AMT, FGIC insured, 5.75% 2015	1,185	1,216
G.O. Bonds (Veterans’ Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	1,795	1,832
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds,
(Waste Management of Texas, Inc. Brazoria County Project), Series 2003-A, AMT, 5.20% 2028	2,000	1,689
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds,
(Waste Management of Texas, Inc. Travis County Project), Series 2003-C, AMT, 5.20% 2028 (put 2004)	1,500	1,266
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor College of Medicine),
Series 2007-A-5, AMBAC insured, 4.80% 2047[1]	10,500	10,500
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015	1,000	1,061
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2017	1,500	1,562
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.125% 2023	3,000	3,030
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 7.00% 2008	405	410
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 6.75% 2016	545	549
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2012	1,315	1,340
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2008, 5.00% 2026	1,000	896
City of Houston, Airport System Rev. Bonds, Series 2002-A, AMT, FSA insured, 5.625% 2018	1,825	1,918
City of Houston, Airport System Rev. Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.50% 2015	2,855	2,922
City of Houston, Health Facs. Dev. Corp. (Buckingham Senior Living Community, Inc.),
Series 2004-A, 7.125% 2034 (preref. 2014)	3,250	3,939
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2015	1,000	1,064
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 5.125% 2027	2,500	2,287
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 5.25% 2037	1,000	900
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project),
Series 2005-B, AMT, AMBAC insured, 4.55% 2030	4,000	3,597
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-B, 5.125% 2026	955	826
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project),
Series 2007-A, AMT, 5.20% 2018	15,300	13,503
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2016	1,000	973
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	2,500	2,456
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2018	2,000	1,949
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2020	6,500	6,206
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2025	4,000	3,676
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 2.746% 2027[1]	2,500	2,000
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2019	2,000	2,233
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	2,000	2,041
North Texas Tollway Auth., System Rev. Ref. Bonds, Insured Capital Appreciation Bonds,
Series 2008-D, ASSURED GUARANTY insured, 0% 2028	10,000	3,657
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	3,000	3,060
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	750	767
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
Series 2002, RADIAN insured, 5.125% 2017	2,000	2,052
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.75% 2016	1,000	1,030
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,811
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	1,000	946
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2026	2,200	2,162
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,500	1,434
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002-A, 5.00% 2019	2,500	2,554
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002-A, 5.25% 2022	2,000	2,043
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020	1,660	1,588
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	1,600	1,402
		155,964

UTAH — 0.97%
Housing Corp., Single-family Mortgage Bonds, Series 2001-F-1, Class III, AMT, 4.95% 2018	1,175	1,195
Housing Corp., Single-family Mortgage Bonds, Series 2001-E-1, Class III, AMT, 5.20% 2018	1,315	1,356
Housing Corp., Single-family Mortgage Bonds, Series 2002-A-1, Class III, AMT, 5.30% 2018	555	577
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	2,040	2,116
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	905	910
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	2,590	2,625
Housing Corp., Single-family Mortgage Bonds, Series 2002-F-1, Class III, AMT, 4.625% 2019	1,585	1,591
Housing Corp., Single-family Mortgage Bonds, Series 2002-G-2, Class III, AMT, 4.875% 2019	1,195	1,218
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	1,345	1,287
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	745	721
Housing Corp., Single-family Mortgage Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	800	744
Housing Corp., Single-family Mortgage Bonds, Series 2007-B-1, Class III, AMT, 4.85% 2027	1,120	1,120
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
1999 Issue D, AMT, 5.60% 2013	20	20
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-G-2, Class III, AMT, 5.60% 2010	45	46
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-G-2, Class III, AMT, 4.90% 2012	75	76
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-B-2, Class III, AMT, 5.10% 2012	100	102
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-C-2, Class III, AMT, 5.60% 2013	105	107
Mountain Regional Water Special Service Dist. Summit County, Special Assessment Bonds
(Special Improvement Dist. No. 2002-1), Series 2003, 6.25% 2008	500	505
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2005, 5.00% 2022	1,100	1,035
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,400	1,296
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2027	1,190	1,072
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2029	1,900	1,682
		21,401

VIRGINIA — 1.00%
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds
(Celebrate Virginia South Project), Series 2006, 6.25% 2037	4,800	4,189
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds
(Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,043
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	3,000	3,163
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
Series 1999-A, 6.75% 2012 (preref. 2009)	500	537
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
Series 1999-A, 7.50% 2029 (preref. 2009)	2,500	2,723
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,000	890
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	849	862
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026	3,880	3,889
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,550	2,354
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 5.00% 2021	1,125	1,069
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	1,000	1,098
		21,817

VIRGIN ISLANDS — 0.05%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2015	1,000	1,037

WASHINGTON — 0.95%
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	6,500	5,991
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.625% 2027	5,500	4,896
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.625% 2038	1,000	850
Housing Fin. Commission, Single-family Program Bonds, Series 2007-2A, AMT, 4.50% 2021	4,730	4,442
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program — Phase II),
Series 2006, AMT, FSA insured, 4.55% 2025	3,915	3,636
Port of Seattle, Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2012	1,000	1,042
		20,857

WEST VIRGINIA — 0.54%
County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	5,000	4,679
County Commission of Ohio County, Tax-Exempt Commercial Dev. Improvement and Rev. Ref. Bonds
(Wheeling Jesuit University, Inc. Project), Series 2006-A, 5.50% 2036	8,425	7,252
		11,931

WISCONSIN — 1.45%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010	750	763
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	1,500	1,553
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,175	13,205
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds
(Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	2,250	2,157
City of Franklin, Solid Waste Disposal Rev. Bonds (Waste Management of Wisconsin, Inc. Project),
Series 2006-A, AMT, 4.95% 2016 (put 2016)	2,500	2,406
Health and Educational Facs. Auth., Rev. and Ref. Bonds (Wheaton Franciscan Services, Inc. System),
Series 2002, 6.25% 2022 (preref. 2012)	6,500	7,318
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2013	90	97
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2013 (preref. 2011)	910	1,003
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2019	2,500	2,395
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc), Series 2006, 5.00% 2026	1,000	929
		31,826

MULTI-STATE — 0.98%
Charter Mac Equity Issuer Trust, Medium Term Tax-Exempt Multi-family Housing Trust Certificates,
Series A-1, AMT, 7.10% (undated)[1,3]	9,000	9,390
MuniMae TE Bond Subsidiary, LLC, Series A, AMT, 6.875% cumulative preferred (undated)[3]	2,000	2,065
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)[3]	4,000	3,947
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)[3]	4,000	4,020
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)[3]	2,000	1,978
		21,400

Total bonds & notes (cost: $2,183,321,000)		2,066,998

Short-term securities — 4.11%

Industrial Dev. Board of the City of Decatur, Alabama, Environmental Facs. Rev. Bonds (BP Amoco Chemical Co. Project),
Series 2001, AMT, 2.65% 2035[1]	2,800	2,800
Will County, Illinois, Exempt Fac. Industrial Rev. Bonds (Amoco Chemical Co. Project), Series 1998, AMT, 2.65% 2028[1]	1,000	1,000
State of Texas, Gulf Coast Industrial Dev. Auth., Marine Terminal Rev. Bonds (Amoco Oil Co. Project),
Series 1993, AMT, 2.65% 2028[1]	1,100	1,100
State of Texas, Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Amoco Oil Co. Project),
Series 1995, AMT, 2.65% 2027[1]	300	300
State of Washington, Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds
(BP West Coast Products LLC Project), Series 2007, AMT, 2.65% 2041[1]	1,500	1,500
Colorado Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2002-A-2, Class I, AMT, 2.95% 2021[1]	3,310	3,310
Colorado Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2003-B-3, AMT, 2.95% 2026[1]	1,500	1,500
Colorado Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2007-A-2, Class I, AMT, 2.95% 2037[1]	4,300	4,300
County of Pitkin, Colorado, Industrial Dev. Rev. Ref. Bonds (Aspen Skiing Co. Project), Series 1994-B, AMT, 2.80% 2014[1]	3,600	3,600
State of Georgia, Gainesville and Hall County Dev. Auth., Senior Living Fac. Demand Rev. Bonds
(Lanier Village Estates, Inc. Project), Series 2003-C, 2.62% 2030[1]	2,400	2,400
State of Kentucky, Louisville Regional Airport Auth., Special Facs. Rev. Bonds (BT-OH, LLC Project),
Series 2006-A, AMT, 2.80% 2036[1]	2,600	2,600
State of Massachusetts, Dev. Fin. Agcy., Solid Waste Disposal Rev. Bonds (Wheelabrator Millbury Inc. Project),
Series 2002, AMT, 2.65% 2027[1]	1,500	1,500
Washington Econ. Dev. Fin. Auth., Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-D, 2.60% 2030[1]	3,000	3,000
Jackson County, Mississippi, Port Fac. Ref. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 2.55% 2023[1]	1,000	1,000
Nebraska Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2004-B, AMT, 3.05% 2037[1]	5,980	5,980
Nebraska Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2007-F, AMT, 3.05% 2037[1]	2,600	2,600
Nebraska Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2007-J, AMT, 3.05% 2038[1]	2,900	2,900
State of Pennsylvania, Lancaster County Hospital Auth., Demand Health Center Rev. Bonds (Masonic Homes Project),
Series 2008-A, 2.65% 2031[1]	1,700	1,700
State of Pennsylvania, Lancaster County Hospital Auth., Demand Health Center Rev. Bonds (Masonic Homes Project),
Series 2008-C, 2.65% 2019[1]	530	530
Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment Facs. Rev. Bonds
(Roche Carolina Inc. Project), Series 1997, AMT, 2.70% 2027[1]	2,500	2,500
Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment Facs. Rev. Bonds
(Roche Carolina Inc. Project), Series 1997, AMT, 2.70% 2028[1]	3,300	3,300
Lawrence County, South Dakota, Solid Waste Disposal Rev. Bonds (Homestake Mining Co. of California Project),
Series 1997-A, AMT, 2.56% 2032[1]	1,100	1,100
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2003, 2.55% 2033[1]	3,700	3,700
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2004, 2.55% 2034[1]	4,700	4,700
City of Austin, Texas, Airport System Rev. Notes, Series A, AMT, 2.66% 2017[1]	4,300	4,300
State of Texas, Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project),
Series 2001, AMT, 2.65% 2031[1]	500	500
State of Texas, Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project),
Series 2002, AMT, 2.65% 2032[1]	1,600	1,600
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Bonds (Mobil Oil Corp. Project),
Series 1999, AMT, 2.70% 2029[1]	2,000	2,000
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (Exxon Mobil Project),
Series 2001, Subseries B-2, AMT, 2.70% 2039[1]	2,200	2,200
Utah Housing Corp., Single-family Mortgage Bonds, Series 2001-E, Class I, AMT, 3.05% 2033[1]	2,000	2,000
Utah Housing Corp., Single-family Mortgage Bonds, Series 2002-C, Class I, AMT, 3.05% 2033[1]	4,300	4,300
Utah Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class I, AMT, 3.05% 2034[1]	3,400	3,400
Utah Housing Corp., Single-family Mortgage Bonds, Series 2006-E, Class I, AMT, 3.05% 2038[1]	3,500	3,500
Utah Housing Fin. Agcy., Single-family Mortgage Bonds, Series 2000-C-1, Class I, AMT, 3.05% 2031[1]	4,600	4,600
Wisconsin G.O. Notes, Series 2006-A, TECP, 1.50% 5/27/2008	3,100	3,100

Total short-term securities (cost: $90,420,000)		90,420

Total investment securities (cost: $2,273,741,000)		2,157,418
Other assets less liabilities		41,479

Net assets		$2,198,897

[1]Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]Scheduled interest and/or principal payment was not received.

[3]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $63,728,000, which represented 2.90% of the net assets of the fund.

[4]Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $15,094,000, which represented .69% of the net assets of the fund.

[5]Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/18/2008 at a cost of $15,000,000) may be subject to legal or contractual restrictions on resale.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$27,744
Gross unrealized depreciation on investment securities	(142,331)
Net unrealized depreciation on investment securities	(114,587)
Cost of investment securities for federal income tax purposes	2,272,005

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-940-0608O-S10838

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.

By /s/ Mark R. Macdonald
Mark R. Macdonald, President and Principal Executive Officer

Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark R. Macdonald
Mark R. Macdonald, President and Principal Executive Officer

Date: June 27, 2008

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: June 27, 2008